Significant Accounting Policies - Summary of Statutory Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	30.00%	30.00%	30.00%
Mexico [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	30.00%	30.00%	30.00%
United States [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	35.00%	35.00%	35.00%
United Kingdom [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	19.30%	20.00%	20.30%
France [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	34.40%	34.40%	38.00%
Germany [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	28.20%	28.20%	29.80%
Spain [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	25.00%	25.00%	28.00%
Philippines [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	30.00%	30.00%	30.00%
Colombia [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	40.00%	40.00%	39.00%
Egypt [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	22.50%	22.50%	22.50%
Switzerland [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	9.60%	9.60%	9.60%
Bottom of range [member] | Other [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	7.80%	7.80%	7.80%
Top of range [member] | Other [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	39.00%	39.00%	39.00%